Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Schedule of Other Assets
	As of December 31,	As of December 31,
	2024	2023
Sales taxes receivable	5,898	805
Other receivables	1,387	689
	7,285	1,494